Empower Real Estate Index Fund Investment Strategy - Empower Real Estate Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Below is a summary of the principal investment strategies of the Fund.The Fund is not actively managed but is designed to track the performance of the Dow Jones U.S. Select REIT Index (the “Benchmark Index”). The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index. The Benchmark Index tracks the performance of publicly traded REITs and REIT-like securities. The Fund uses the replication method of indexing, meaning the Fund seeks to own the securities contained in the Benchmark Index in as close as possible a proportion of the Fund as each stock’s weight in the Benchmark Index. The Fund may also invest in derivatives, including but not limited to futures contracts, options on futures contracts, and swaps.The Fund is a “non-diversified” fund, which means it generally invests a greater portion of its assets in the securities of one or more issuers and, overall, invests in a limited number of issuers relative to a diversified fund. As such, the Fund concentrates its assets in the real estate industry, including REIT stocks, which may include companies with small- and medium-size market capitalizations.Empower Capital Management, LLC (“ECM”) is the Fund’s investment adviser and, subject to the approval of the Board of Directors of Empower Funds (the “Board”), selects the Fund’s sub-adviser and monitors its performance on an ongoing basis. The Fund’s investment portfolio is managed by Keyridge Asset Management Limited (the “Sub-Adviser” or “Keyridge”), formerly known as Irish Life Investment Managers Limited.
Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of the companies included in the Benchmark Index.